Leases - Carrying value of right of use assets (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Leases
Balance as at the beginning of the year				₨ 189,988
Additions	₨ 498,972
Deletions	(72,670)
Depreciation (Refer note 13)	(77,868)
Balance as at the end of the year		$ 7,142	₨ 538,422
Buildings
Leases
Balance as at the beginning of the year				158,346
Additions	498,972
Deletions	(69,258)
Depreciation (Refer note 13)	₨ (66,526)
Balance as at the end of the year			521,534
Buildings | Minimum
Leases
Lease term	3 years
Buildings | Maximum
Leases
Lease term	9 years
Motor vehicles and others | Minimum
Leases
Lease term	3 years
Motor vehicles and others | Maximum
Leases
Lease term	5 years
Motor vehicles
Leases
Balance as at the beginning of the year				6,295
Deletions	₨ (2,292)
Depreciation (Refer note 13)	(3,053)
Balance as at the end of the year			950
Other Equipments
Leases
Balance as at the beginning of the year				₨ 25,347
Deletions	(1,120)
Depreciation (Refer note 13)	₨ (8,289)
Balance as at the end of the year			₨ 15,938